Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (6,343,541)	$ (2,642,684)	$ (3,122,592)
Adjustments to reconcile net loss to net cash used in operating activities
Issuance loss of warrants			133,325
Insurance costs allocated to warrant liability			465,577
Change in fair value of warrant liability	96,709	(907,424)	(2,878,660)
Depreciation, depletion and amortization	665,187	702,217	1,139,723
Amortization of deferred charges	75,443	75,306	75,306
Amortization of Share-Based Compensation	1,227,600		526,496
Amortization on Right of Use Asset	796,499	472,777	353,997
Amortization of issuance discount on Convertible note		(52,144)	646,250
Allowance on other receivable	58,070	59,604
Issuance of shares for compensation of employee and non-employee services	229,120		210,773
Post-employment benefits costs	18,686	27,205	43,438
Actuarial gain for post-employment benefits	4,715
Changes in operating assets and liabilities
Accounts receivable	237,995	(114,182)	529,588
Prepayment and other current assets	679,919	(1,026,079)	(564,100)
Other non-current assets	(740,891)	755,303	(98,727)
Accounts payable	145,815	102,925	(255,154)
Other current liabilities			(2,649)
Accrued expenses	177,612	128,133	(119,853)
Taxes payable	16,988	(87,099)	63,121
Asset retirement obligations	360,786
Operating lease liabilities	(796,498)	(472,777)	(353,997)
Amounts due to related parties – non current	2,687
Net cash used in operating activities	(3,087,099)	(2,978,919)	(3,208,138)
Cash flows from investing activities
Oil and gas exploration and development costs	(2,821,110)	(419,459)	(5,414,817)
Purchase of property and equipment			(1,684)
Net cash used in investing activities	(2,821,110)	(419,459)	(5,416,501)
Cash flows from financing activities
Proceeds from issuance of convertible notes and warrants, net of issuance cost			8,589,000
Proceeds from exercise of warrant shares			1,950,000
Proceeds from issuance of ordinary shares by ATM offering, net of issuance cost	8,405,018		4,366,642
Repayment of bank loan			(980,452)
Repayment of long term loan to a third party			(1,000,000)
Net cash provided by financing activities	8,405,018		12,925,190
Net change in cash and restricted cash	2,496,809	(3,398,378)	4,300,551
Cash and restricted cash at beginning of year	3,997,187	7,395,565	3,095,014
Cash and restricted cash at end of year	6,493,996	3,997,187	7,395,565
Supplementary disclosure of cash flow information:
Interest			23,836
Income tax
Reconciliation of cash and restricted cash
Cash	4,573,996	2,009,687	5,895,565
Restricted Cash - current		1,567,500
Restricted Cash - non-current	1,920,000	420,000	1,500,000
Non-cash investing and financing activities
Addition of asset retirement obligations	(487,280)	42,998	188,873
Conversion of Convertible Note to ordinary shares			4,033,040
Right-of-use assets acquired under operating leases in exchange for operating liabilities	$ 478,614	$ 169,094	$ 705,443